STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—105.9%
Pennsylvania—83.9%
$30,000 Aliquippa, PA School District[1]	4.000%	12/01/2030	$ 30,053
1,750,000 Aliquippa, PA School District[1]	4.000	12/01/2041	1,846,845
11,500,000 Allegheny County, PA GO1	5.000	11/01/2041	13,176,815
4,960,000 Allegheny County, PA GO1	5.000	11/01/2043	5,836,680
12,500,000 Allegheny County, PA HDA (Allegheny Health
Network)[1]	5.000	04/01/2047	14,258,125
35,000 Allegheny County, PA HDA (UPMC Health
System)[1]	5.375	08/15/2029	35,357
160,000 Allegheny County, PA HDA (UPMC Health
System)[1]	5.500	08/15/2034	161,610
830,000 Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	881,750
1,125,000 Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,263,037
1,000,000 Allegheny County, PA HEBA (Chatham
University)[1]	5.000	09/01/2035	1,036,520
615,000 Allegheny County, PA HEBA (Robert Morris
University)[1]	5.000	10/15/2037	673,505
1,500,000 Allegheny County, PA HEBA (Robert Morris
University)[1]	5.000	10/15/2047	1,616,700
2,250,000 Allegheny County, PA HEBA (Robert Morris
University)[1]	5.500	10/15/2030	2,337,502
3,650,000 Allegheny County, PA HEBA (Robert Morris
University)[1]	5.750	10/15/2040	3,785,780
5,000 Allegheny County, PA HEBA (Robert Morris
University)[1]	6.000	05/01/2028	5,652
1,200,000 Allegheny County, PA IDA (Propel Charter
School-East)[1]	6.375	08/15/2035	1,235,292
800,000 Allegheny County, PA IDA (Propel Charter
School-Montour)[1]	6.750	08/15/2035	827,248
1,500,000 Allegheny County, PA IDA (Propel Charter
School-Sunrise)[1]	6.000	07/15/2038	1,578,135
630,000 Allegheny County, PA IDA (RR/RRSW/RRDC
Obligated Group)[1]	5.000	09/01/2021	631,411
1,225,000 Allegheny County, PA IDA (RR/RRSW/RRDC
Obligated Group)[1]	5.100	09/01/2026	1,227,229
430,000 Allegheny County, PA IDA (RR/RRSW/RRDC
Obligated Group)[1]	5.125	09/01/2031	430,443
300,000 Allegheny County, PA IDA (School Facility Devel. )[1]	5.900	08/15/2026	309,633
10,955,000 Allegheny County, PA Redevel. Authority
(Pittsburgh Mills)[1]	5.600	07/01/2023	10,756,386
1,560,000 Allegheny County, PA Residential Finance
Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,575,912
1,210,000 Allegheny County, PA Residential Finance
Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,224,447
1,565,000 Allegheny County, PA Residential Finance
Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,583,764
1,250,000 Allentown, PA City School District[1]	5.000	06/01/2036	1,411,900
1,255,000 Allentown, PA City School District[1]	5.000	06/01/2037	1,411,699
4,000,000 Allentown, PA Neighborhood Improvement Zone[1]	5.375	05/01/2042	4,226,280

1 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$375,000 Berks County, PA IDA (Highlands at Wyomissing
Healthcare Facilities)[1]	5.000%	05/15/2037	$ 414,499
500,000 Berks County, PA IDA (Highlands at Wyomissing
Healthcare Facilities)[1]	5.000	05/15/2042	547,795
600,000 Berks County, PA IDA (Highlands at Wyomissing
Healthcare Facilities)[1]	5.000	05/15/2047	656,082
13,400,000 Berks County, PA IDA (THlth/RHosp/BHospital/
CHH/JH/PHospital/PottsH Obligated Group)[2]	5.000	11/01/2047	15,111,167
6,500,000 Berks County, PA Municipal Authority (Tower
Health)[2]	5.500	11/01/2031	6,620,315
6,500,000 Berks County, PA Municipal Authority (Tower
Health)[2]	5.500	11/01/2031	6,620,315
3,000,000 Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,451,500
1,750,000 Bethlehem, PA GO1	6.500	12/01/2032	1,924,370
480,000 Butler County, PA IDA (Greenview Gardens
Apartments)[1]	6.000	07/01/2023	481,046
1,760,000 Butler County, PA IDA (Greenview Gardens
Apartments)[1]	6.250	07/01/2033	1,762,904
950,000 Centre County, PA Hospital Authority (Mt. Nittany
Medical Center)[1]	6.250	11/15/2041	1,058,100
2,000,000 Centre County, PA Hospital Authority (Mt. Nittany
Medical Center)[1]	7.000	11/15/2046	2,262,000
2,830,000 Cheltenham Township, PA GO1	4.000	07/01/2048	2,910,485
2,000,000 Chester County, PA H&EFA (Main Line Health
System)[1]	5.000	10/01/2052	2,276,420
1,000,000 Chester County, PA IDA (West Chester University
Student Hsg. )[1]	5.000	08/01/2035	1,053,420
1,000,000 Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,072,830
1,220,000 Clarion County, PA IDA (Clarion University
Foundation)[1]	5.000	07/01/2024	1,290,931
2,430,000 Clarion County, PA IDA (Clarion University
Foundation)[1]	5.000	07/01/2029	2,529,581
3,500,000 Clarion County, PA IDA (Clarion University
Foundation)[1]	5.000	07/01/2033	3,608,920
2,310,000 Clarion County, PA IDA (Clarion University
Foundation)[1]	5.000	07/01/2034	2,375,419
1,000,000 Clarion County, PA IDA (Clarion University
Foundation)[1]	5.000	07/01/2045	1,013,550
2,750,000 Cumberland County, PA Municipal Authority
(Asbury)[1]	5.250	01/01/2041	2,812,837
1,565,000 Cumberland County, PA Municipal Authority
(Messiah Lifeways)[1]	5.000	07/01/2031	1,693,878
3,210,000 Cumberland County, PA Municipal Authority
(Messiah Lifeways)[1]	5.000	07/01/2035	3,436,144
905,000 Dallas, PA Area Municipal Authority (Misericordia
University)[1]	5.000	05/01/2039	989,898
3,440,000 Dallas, PA Area Municipal Authority (Misericordia
University)[1]	5.000	05/01/2048	3,721,186

2 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$5,225,000 Delaware County, PA Authority (Eastern
University)[1]	5.250%	10/01/2032	$ 5,189,992
1,750,000 Delaware County, PA Authority
(Elwyn/ElwynNJ/ElwynCA/Family Support Services
Obligated Group)[1]	5.000	06/01/2037	1,904,105
60,000 Delaware County, PA Authority (MAS/MCMCSPA/
MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	61,750
1,150,000 Delaware County, PA Authority (Neumann
University)[1]	5.000	10/01/2025	1,202,566
1,425,000 Delaware County, PA Authority (Neumann
University)[1]	5.000	10/01/2031	1,568,797
2,305,000 Delaware County, PA Authority (Neumann
University)[1]	5.000	10/01/2035	2,507,702
1,250,000 Delaware County, PA Authority (Neumann
University)[1]	5.250	10/01/2031	1,291,175
1,980,000 Delaware County, PA IDA (Chester Fund for
Education & the Arts)[1]	5.125	06/01/2046	2,057,893
820,000 East Hempfield Township, PA IDA (Millersville
University Student Services)[1]	5.000	07/01/2030	895,702
1,000,000 East Hempfield Township, PA IDA (Millersville
University Student Services)[1]	5.000	07/01/2030	1,066,390
1,060,000 East Hempfield Township, PA IDA (Millersville
University Student Services)[1]	5.000	07/01/2035	1,140,115
1,250,000 East Hempfield Township, PA IDA (Millersville
University Student Services)[1]	5.000	07/01/2035	1,316,063
7,840,000 Erie, PA Higher Education Building Authority
(Gannon University)[1]	5.000	05/01/2038	8,368,338
1,000,000 Erie, PA Higher Education Building Authority
(Gannon University)[1]	5.375	05/01/2030	1,028,470
2,565,000 Erie, PA Higher Education Building Authority
(Gannon University)[1]	5.500	05/01/2040	2,629,895
1,280,000 Erie, PA Water Authority[1]	5.000	12/01/2043	1,510,208
5,000,000 Erie, PA Water Authority[1]	5.000	12/01/2049	5,665,250
760,000 Fayette County, PA Redevel. Authority (Fayette
Crossing)[1]	7.000	09/01/2019	763,390
2,100,000 Lackawanna County, PA GO1	6.000	09/15/2032	2,130,996
15,000 Langhorne Manor Boro, PA Higher Education
Authority (WR/WSF/WS Obligated Group)[1]	4.000	11/15/2033	15,013
2,747,774 Lehigh County, PA GPA (Kidspeace)[1]	0.000 [3]	02/01/2044	1,233,476
2,721,970 Lehigh County, PA GPA (Kidspeace)[4]	0.000	02/01/2044	599
4,764,260 Lehigh County, PA GPA (Kidspeace/KC/KNCONY/
KCH/KMAKNC/KNCONM/IRSch Obligated
Group)[1]	7.500	02/01/2044	4,777,648
5,000,000 Luzerne County, PA IDA[1]	7.750	12/15/2027	5,185,150
4,000,000 Montgomery County, PA HEHA (Thomas Jefferson
University)[1]	5.000	09/01/2048	4,571,320
11,075,000 Montgomery County, PA IDA (ARLC/LVE/ATI/
ASCS/AMS Obligated Group)[1]	5.000	11/15/2036	12,430,802

3 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$300,000 Montgomery County, PA IDA (Philadelphia
Presbyterian Homes)[1]	6.500%	12/01/2025	$ 336,444
4,500,000 Northampton County, PA General Purpose
Authority (Lafayette College)[1]	5.000	11/01/2047	5,231,520
2,860,000 Northampton County, PA General Purpose
Authority (Moravian College)[1]	5.000	07/01/2031	3,060,658
2,250,000 Northampton County, PA General Purpose
Authority (Moravian College)[1]	5.000	10/01/2036	2,495,745
7,785,000 Northampton County, PA General Purpose
Authority (St. Luke's University Health Network)[1]	4.000	08/15/2048	8,031,862
14,826,610 Northampton County, PA IDA (Northampton
Generating)[5,6,7]	5.000	12/31/2023	4,447,983
3,136,043 Northampton County, PA IDA (Northampton
Generating)[5,6,7]	5.000	12/31/2023	940,813
4,500,000 PA Commonwealth Financing Authority[1]	5.000	06/01/2035	5,271,435
3,000,000 PA EDFA (Forum)[1]	5.000	03/01/2029	3,169,080
8,500,000 PA EDFA (PA Bridges Finco)[1]	5.000	06/30/2042	9,323,905
3,000,000 PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,065,730
17,715,000 PA Geisinger Authority Health System[2]	5.000	02/15/2045	20,187,992
535,000 PA HEFA (Delaware Valley College of Science &
Agriculture)[1]	5.000	11/01/2042	539,949
3,000,000 PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,141,090
3,500,000 PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,672,620
1,300,000 PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,356,069
750,000 PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	825,173
2,650,000 PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,828,928
30,000 PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	30,085
1,400,000 PA HEFA (Shippensburg University Student
Services)[1]	5.000	10/01/2035	1,551,102
3,000,000 PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,307,530
7,000,000 PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,758,800
1,750,000 PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,935,483
2,250,000 PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,502,180
1,000,000 PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,059,080
1,000,000 PA HEFA (Widener University)[1]	5.000	07/15/2038	1,057,660
5,000,000 PA Public School Building Authority (Harrisburg
Area Community College)[1]	5.000	10/01/2031	5,234,550
3,500,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2027	3,733,065
4,410,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2028	4,690,300
3,000,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2029	3,184,530
250,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2030	264,855
4,780,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2032	5,047,537
1,000,000 PA Southcentral General Authority (Hanover
Hospital)[1]	5.000	12/01/2029	1,157,490

4 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$3,750,000 PA State Public School Building Authority
(Philadelphia School District)[1]	5.000%	06/01/2027	$ 4,396,275
8,795,000 PA State Public School Building Authority
(Philadelphia School District)[1]	5.000	06/01/2032	10,220,757
4,800,000 PA State Public School Building Authority
(Philadelphia School District)[1]	5.000	06/01/2036	5,467,920
200,000 PA State Public School Building Authority
(Philadelphia School District)[1]	5.000	06/01/2036	244,524
500,000 PA Turnpike Commission[1]	5.000	12/01/2030	581,755
1,000,000 PA Turnpike Commission[1]	5.000	12/01/2031	1,159,190
2,000,000 PA Turnpike Commission[1]	5.000	12/01/2032	2,238,020
1,050,000 PA Turnpike Commission[1]	5.000	12/01/2035	1,239,473
6,000,000 PA Turnpike Commission[1]	5.000	12/01/2048	6,955,380
4,100,000 PA Turnpike Commission[1]	5.500 [3]	12/01/2034	4,348,501
900,000 PA Turnpike Commission[1]	5.500 [3]	12/01/2034	954,549
5,000,000 PA Turnpike Commission[1]	5.500	12/01/2042	5,881,350
2,820,000 PA Turnpike Commission[1]	6.000 [3]	12/01/2034	3,012,860
610,000 PA Turnpike Commission[1]	6.000 [3]	12/01/2034	651,718
570,000 PA Turnpike Commission[1]	6.000 [3]	12/01/2034	608,982
10,000,000 PA Turnpike Commission[1]	6.375 [3]	12/01/2038	12,682,900
2,000,000 PA West Shore Area Hospital Authority (Holy
Spirit Hospital of the Sisters of Christian Charity)[1]	5.625	01/01/2032	2,184,420
1,835,000 PA West Shore Area Hospital Authority (Holy
Spirit Hospital of the Sisters of Christian Charity)[1]	6.500	01/01/2041	1,981,690
1,430,000 Pennsylvania State University[1]	5.000	09/01/2041	1,667,552
2,500,000 Pennsylvania State University[1]	5.000	09/01/2047	2,944,375
18,700,000 Philadelphia, PA Airport, Series B1	5.000	07/01/2047	21,274,803
2,500,000 Philadelphia, PA Authority for Industrial Devel.
(Architecture & Design Charter School)[1]	6.125	03/15/2043	1,945,000
450,000 Philadelphia, PA Authority for Industrial Devel.
(Discovery Charter School)[1]	5.875	04/01/2032	455,909
500,000 Philadelphia, PA Authority for Industrial Devel.
(Discovery Charter School)[1]	6.250	04/01/2042	508,730
1,000,000 Philadelphia, PA Authority for Industrial Devel.
(Global Leadership Academy)[1]	5.750	11/15/2030	1,026,100
500,000 Philadelphia, PA Authority for Industrial Devel.
(Global Leadership Academy)[1]	6.375	11/15/2040	514,130
2,040,000 Philadelphia, PA Authority for Industrial Devel.
(International Apartments Temple University)[1]	5.375	06/15/2030	2,091,734
4,000,000 Philadelphia, PA Authority for Industrial Devel.
(International Apartments Temple University)[1]	5.625	06/15/2042	4,080,400
1,640,000 Philadelphia, PA Authority for Industrial Devel.
(Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,489,235
2,000,000 Philadelphia, PA Authority for Industrial Devel.
(Tacony Academy Charter School)[1]	6.750	06/15/2033	2,208,460
3,090,000 Philadelphia, PA Authority for Industrial Devel.
(Tacony Academy Charter School)[1]	7.000	06/15/2043	3,400,483

5 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$13,365,000 Philadelphia, PA Authority for Industrial
Devel. (TJU/TJUHS/TJUH/JUP/AHlth/AHlthF/
AMH/LHosp/AriaH/AHSys Obligated Group)[1]	5.000%	09/01/2047	$ 15,086,679
4,165,000 Philadelphia, PA Authority for Industrial Devel.
(University Plaza Associates)[1]	5.000	12/01/2058	4,512,153
2,780,000 Philadelphia, PA Authority for Industrial Devel.
Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,783,002
3,620,000 Philadelphia, PA Gas Works[1]	5.000	08/01/2047	4,133,859
3,500,000 Philadelphia, PA GO1	5.000	08/01/2035	4,054,575
6,260,000 Philadelphia, PA GO1	6.500	08/01/2041	6,632,282
250,000 Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	250,793
1,300,000 Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2039	1,466,400
2,415,000 Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2042	2,710,910
3,335,000 Philadelphia, PA Hsg. Authority (PHA
Headquarters)[1]	5.000	05/01/2047	3,728,964
25,000 Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	25,079
20,000 Philadelphia, PA School District[1]	4.375	06/01/2034	20,043
10,000,000 Philadelphia, PA School District[1]	5.000	09/01/2028	11,673,500
10,000,000 Philadelphia, PA School District[1]	5.000	09/01/2029	11,632,100
1,000,000 Philadelphia, PA School District[1]	5.000	09/01/2032	1,144,990
1,895,000 Philadelphia, PA Water & Wastewater[1]	5.000	10/01/2052	2,173,508
7,000,000 Philadelphia, PA Water & Wastewater[1]	5.000	10/01/2053	8,092,000
2,665,000 Pittsburgh, PA Urban Redevel. Authority (Marian
Plaza)[1]	6.130	01/20/2043	2,695,701
4,000,000 Pottsville, PA Hospital Authority (LVHN/LVlyH/
LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys
Obligated Group)[1]	5.000	07/01/2041	4,514,320
900,000 Reading, PA Hsg. Auth (Goggle Works
Apartments)[1]	5.625	06/01/2042	921,888
2,895,000 Reading, PA Hsg. Auth (Goggle Works
Apartments)[1]	5.875	06/01/2052	2,971,718
1,500,000 Reading, PA School District[1]	5.000	03/01/2037	1,727,595
1,500,000 Reading, PA School District[1]	5.000	03/01/2038	1,723,185
820,000 Scranton, PA School District[1]	5.000	12/01/2034	947,641
750,000 Scranton, PA School District[1]	5.000	12/01/2035	863,565
1,350,000 Susquehanna, PA Area Regional Airport
Authority[1]	5.000	01/01/2038	1,501,362
2,000,000 Westmoreland County, PA Municipal Authority[1]	5.000	08/15/2038	2,266,620
2,600,000 Wilkes-Barre, PA Area School District[1]	5.000	08/01/2034	2,993,562
2,125,000 Wilkes-Barre, PA Area School District[1]	5.000	08/01/2036	2,433,061
110,000 York County, PA IDA (York Water)[1]	4.750	10/01/2036	110,114
			552,233,694

U. S. Possessions—22.0%
700,000 Guam Hsg. Corp. (Single Family Mtg. )[1]	5.750	09/01/2031	710,507
185,000 Guam Power Authority, Series A1	5.000	10/01/2023	202,684
235,000 Guam Power Authority, Series A1	5.000	10/01/2024	257,964
420,000 Guam Power Authority, Series A1	5.000	10/01/2030	460,748

6 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$470,000 Northern Mariana Islands Commonwealth, Series
A	5.000%	10/01/2022	$ 457,545
1,065,000 Northern Mariana Islands Ports Authority, Series
A	6.250	03/15/2028	1,011,761
795,000 Northern Mariana Islands Ports Authority, Series
A	6.600	03/15/2028	799,595
3,000,000 Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	2,958,750
810,000 Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	808,987
1,460,000 Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	1,469,125
1,005,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	1,013,794
1,980,000 Puerto Rico Aqueduct & Sewer Authority	6.125 [3]	07/01/2024	2,041,875
17,000,000 Puerto Rico Children's Trust Fund (TASC)[1]	5.500	05/15/2039	17,189,890
53,320,000 Puerto Rico Children's Trust Fund (TASC)	7.153 [8]	05/15/2050	7,235,524
626,500,000 Puerto Rico Children's Trust Fund (TASC)	7.622 [8]	05/15/2057	25,122,650
2,185,000 Puerto Rico Commonwealth GO4	5.000	07/01/2029	1,589,587
7,405,000 Puerto Rico Commonwealth GO, AGC[1]	5.125	07/01/2030	7,533,699
9,000,000 Puerto Rico Commonwealth GO4	5.750	07/01/2036	5,872,500
120,000 Puerto Rico Commonwealth GO4	5.750	07/01/2038	87,300
3,000,000 Puerto Rico Commonwealth GO4	5.750	07/01/2041	1,957,500
15,000 Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	15,348
790,000 Puerto Rico Commonwealth GO4	6.000	07/01/2028	517,450
1,250,000 Puerto Rico Commonwealth GO4	6.000	07/01/2039	909,375
9,745,000 Puerto Rico Commonwealth GO4	6.000	07/01/2039	7,089,487
1,000,000 Puerto Rico Commonwealth GO4	6.500	07/01/2037	732,500
403,060 Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	333,532
403,059 Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	333,531
336,338 Puerto Rico Electric Power Authority[4]	10.000	01/01/2021	278,320
336,339 Puerto Rico Electric Power Authority[4]	10.000	07/01/2021	278,321
112,113 Puerto Rico Electric Power Authority[4]	10.000	01/01/2022	92,774
112,113 Puerto Rico Electric Power Authority[4]	10.000	07/01/2022	92,774
1,435,000 Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2024	1,165,937
6,000,000 Puerto Rico Electric Power Authority, Series SS,
NPFGC	5.000	07/01/2025	6,066,540
1,450,000 Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2032	1,174,500
2,445,000 Puerto Rico Electric Power Authority, Series XX4	5.250	07/01/2040	1,986,562
725,000 Puerto Rico Electric Power Authority, Series ZZ4	5.000	07/01/2022	587,250
1,000,000 Puerto Rico Highway & Transportation Authority[4]	5.300	07/01/2035	805,000
10,000 Puerto Rico Highway & Transportation Authority,
Series A4	5.000	07/01/2038	3,375
965,000 Puerto Rico Highway & Transportation Authority,
Series D, AGC[1]	5.000	07/01/2032	977,999
325,000 Puerto Rico Highway & Transportation Authority,
Series H4	5.000	07/01/2028	109,687
270,000 Puerto Rico Infrastructure[4]	5.000	07/01/2041	52,326
1,400,000 Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500	10/01/2037	283,500
1,250,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	1,238,687
125,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	125,480
185,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	185,463
1,265,000 Puerto Rico Public Buildings Authority[4]	6.000	07/01/2019	967,725

7 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$2,070,000 Puerto Rico Public Buildings Authority[4]	6.000%	07/01/2041	$ 1,449,000
1,500,000 Puerto Rico Public Buildings Authority[4]	6.500	07/01/2030	1,147,500
1,000,000 Puerto Rico Public Buildings Authority[4]	6.750	07/01/2036	765,000
3,000,000 Puerto Rico Public Buildings Authority[4]	10.000	07/01/2034	2,310,000
1,000,000 Puerto Rico Public Buildings Authority, AMBAC	10.000 [9]	07/01/2035	1,053,280
1,015,000 Puerto Rico Public Buildings Authority, Series D4	5.250	07/01/2036	773,937
5,725,000 Perto Rico Public Finance Corp. , Series B4	5.500	08/01/2031	343,500
716,000 Perto Rico Sales Tax Financing Corp. , Series A	4.839 [8]	07/01/2031	427,731
5,940,000 Puerto Rico Sales Tax Financing Corp. , Series A	5.091 [8]	07/01/2033	3,182,305
360.000 Perto Rico Sales Tax Financing Corp. , Series A-1	3.973 [8]	07/01/2024	282,734
569,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [8]	07/01/2027	427,291
590.000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.500	07/01/2034	600,006
298.000 Perto Rico Sales Tax Financing Corp. , Series A-1[1]	4.550	07/01/2040	292,812
555.000 Perto Rico Sales Tax Financing Corp. , Series A-1	4.560 [8]	07/01/2029	372,189
2,190,000 Perto Rico Sales Tax Financing Corp. , Series A-1[1]	4.750	07/01/2053	2,097,144
5,537,000 Perto Rico Sales Tax Financing Corp. , Series A-1[1]	5.000	07/01/2058	5,470,888
7,662,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.894 [8]	07/01/2046	1,768,849
6,242,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [8]	07/01/2051	1,077,494
3033,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.550	07/01/2040	2,706,953
91.000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.750	07/01/2053	79,089
1,216,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	5.000	07/01/2058	1,076,890
3,235,000 University of Puerto Rico, Series P	5.000	06/01/2030	3,202,650
1,300,000 University of Puerto Rico, Series Q	5.000	06/01/2030	1,287,000
2,500,000 V. I. Public Finance Authority, Series C	5.000	10/01/2039	2,262,500
2,195,000 V. I. Tobacco Settlement Financing Corp.	6.497 [8]	05/15/2035	649,479
4,150,000 V. I. Tobacco Settlement Financing Corp.	6.872 [8]	05/15/2035	1,117,720
7,000,000 V. I. Tobacco Settlement Financing Corp.	7.622 [8]	05/15/2035	1,885,310
1,475,000 V. I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	1,477,714
			144,772,393

Total Investments, at Value (Cost $697,520,936) —105.9%			697,006,087
Net Other Assets (Liabilities) —(5.9)			(38,821,425)
Net Assets—100.0%			$658,184,662

Footnotes to Statement of Investments
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
5. Interest or dividend is paid-in-kind, when applicable.
6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)
7. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
8. Zero coupon bond reflects effective yield on the original acquisition date.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:
AGC	Assured Guaranty Corp.
AHlth	Abington Health
AHlthF	Abington Health Foundation
AHSys	Aria Health System
AMBAC	AMBAC Indemnity Corp.
AMH	Abington Memorial Hospital
AMS	ACTS Management Services, Inc.
AriaH	Aria Health
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ATI	Azalea Trace, Inc.
BHospital	Brandywine Hospital
CHH	Chestnut Hill Hospital
EDFA	Economic Devel. Finance Authority
ElwynCA	Elwyn California
ElwynNJ	Elwyn New Jersey
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
IDA	Industrial Devel. Agency
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
JUP	Jefferson University Physicians
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
LHosp	Landsdale Hospital
LVE	Lanier Village Estates, Inc.
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation

9 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
RHosp	Reading Hospital
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
THlth	Tower Health
TJU	Thomas Jefferson University
TJUH	Thomas Jefferson University Hospital
TJUHS	TJUH System
UPMC	University of Pittsburgh Medical Center
V. I.	United States Virgin Islands
WR	Woods Resources
WS	Woods Services
WSF	Woods Services Foundation

10 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester Pennsylvania Municipal Fund* (the “Fund”) is a separate series of
Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended.
The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
Pennsylvania Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds).

11 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

12 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$ 546,844,898	$ 5,388,796	$ 552,233,694
U. S. Possessions	—	$ 144,772,393	—	144,772,393
Total Assets	$—	$ 691,617,291	$ 5,388,796	$ 697,006,087

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

13 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by

14 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $18,685,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

15 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $48,539,789 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $32,855,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$4,465,000	Berks County, PA IDA (THlth/RHosp/BHospital/
	CHH/JH/PHospital/PottsH Obligated Group) Tender
	Option Bond Series 2018-XF2533 Trust[3]	9.107%	11/1/47	$ 6,176,167
3,250,000	Berks County, PA Municipal Authority Tender
	Option Bond Series 2015-XF2016 Trust[3]	13.219	11/1/31	3,490,630
3,545,000	Geisinger, PA Authority (Geisinger Health System)
	Tender Option Bond Series 2015 XF-0602 Trust	13.702	2/15/45	6,017,992
			$15,684,789

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.

16 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $32,855,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:
When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$75,798

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed.These restructuring proceedings create

17 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.
Information concerning securities not accruing interest at period end is as follows:

Cost	$44,968,953
Market Value	$34,090,349
Market Value as % of Net Assets	5.18%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

18 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

19 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND